UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: December 31, 1999

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   44 Brattle Street, 5th Floor
                    P.O. Box 389125
                    Cambridge, MA   02239-9125

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-497-6680

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, February 11, 2000



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $695,040
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

Form 13F INFORMATION TABLE


                                 TITLE                                  SHARES OR
NAME OF ISSUER                    OF             CUSIP          VALUE   PRINCIPAL       TYPE    INVSTMNT        OTHER   VOTING
                                 CLASS                         (x$1000) AMOUNT                  DISCRTN         MNGRS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FINL HLDGS INC         COM             026075101       13,789  1,097,644       SH      SOLE            N/A     1,097,644
BOEING CO                       COM             097012105       2,072   50,000          PUT     SOLE            N/A     50,000
CALIFORNIA FED BK FSB LOS ANGL  CONT LITIG REC  130209604       2,240   1,629,400       SH      SOLE            N/A     1,629,400
CALIFORNIA FED BK FSB LOS ANGL  2ND CONT LITIG  130209703       978     1,304,600       SH      SOLE            N/A     1,304,600
CAPITOL FED FINL                COM             14057C106       15,532  1,593,037       SH      SOLE            N/A     1,593,037
CBL & ASSOC PPTYS INC           COM             124830100       427     20,695          SH      SOLE            N/A     20,695
CHEMFIRST INC                   COM             16361A106       31,528  1,441,300       SH      SOLE            N/A     1,441,300
COAST FEDERAL LITIGATION TR     RT              19034Q110       1,657   1,104,400       SH      SOLE            N/A     1,104,400
EBAY INC                        COM             278642103       6,259   50,000          PUT     SOLE            N/A     50,000
EMPIRE FED BANCORP INC          COM             291657104       982     84,500          SH      SOLE            N/A     84,500
GENERAL ELEC CO                 COM             369604103       31,739  205,100         PUT     SOLE            N/A     205,100
GENZYME CORP                    COM SURG PRODS  372917609       8,478   1,458,583       SH      SOLE            N/A     1,458,583
GLOBAL-TECH APPLIANCES INC      ORD             G39320109       9,734   1,415,800       SH      SOLE            N/A     1,415,800
GOLDEN ST BANCORP INC           WT EXP 000000   381197136       11,514  13,158,421      SH      SOLE            N/A     13,158,421
GREENE COUNTY BANCORP INC       COM             394357107       96      11,000          SH      SOLE            N/A     11,000
HARCOURT GEN INC                COM             41163G101       46,042  1,143,900       SH      SOLE            N/A     1,143,900
HOMESTEAD VLG INC               COM             437851108       1,812   852,700         SH      SOLE            N/A     852,700
HUDSON CITY BANCORP             COM             443683107       85,362  6,352,500       SH      SOLE            N/A     6,352,500
HUTTIG BLDG PRODS INC           COM             448451104       4,249   860,600         SH      SOLE            N/A     860,600
KLAMATH FIRST BANCORP INC       COM             49842P103       2,749   231,500         SH      SOLE            N/A     231,500
LIBERTY BANCORP INC N J         COM             529905101       180     30,000          SH      SOLE            N/A     30,000
LNR PPTY CORP                   COM             501940100       41,473  2,086,700       SH      SOLE            N/A     2,086,700
LUCENT TECHNOLOGIES INC         COM             549463107       15,000  200,000         PUT     SOLE            N/A     2,116,700
MAKER COMMUNICATIONS INC        COM             560875106       572     13,382          SH      SOLE            N/A     13,382
MAXWELL SHOE INC                CL A            577766108       477     59,600          SH      SOLE            N/A     59,600
MFC BANCORP LTD                 COM             55271X103       9,763   1,100,050       SH      SOLE            N/A     1,100,050
MICROSTRATEGY INC               CL A            594972101       4,200   40,000          PUT     SOLE            N/A     40,000
MONY GROUP INC                  COM             615337102       4,617   158,200         SH      SOLE            N/A     158,200
NAVIGANT INTL INC               COM             63935R108       5,588   478,121         SH      SOLE            N/A     478,121
NEIMAN MARCUS GROUP INC         CL B            640204301       3,801   141,098         SH      SOLE            N/A     141,098
NEUROGEN CORP                   COM             64124E106       9,892   599,500         SH      SOLE            N/A     599,500
OCTEL CORP                      COM             675727101       21,642  2,086,000       SH      SOLE            N/A     2,086,000
OGDEN CORP                      COM             676346109       10,535  882,500         SH      SOLE            N/A     882,500
OMEGA WORLDWIDE INC             COM             68210B108       3,045   654,000         SH      SOLE            N/A     654,000
OMNOVA SOLUTIONS INC            COM             682129101       11,608  1,497,800       SH      SOLE            N/A     1,497,800
PACTIV CORP                     COM             695257105       82,324  7,748,150       SH      SOLE            N/A     7,748,150
SECURITY CAP GROUP INC          CL A            81413P105       20,397  32,898          SH      SOLE            N/A     32,898
SECURITY CAP GROUP INC          CL B            81413P204       7,985   638,800         SH      SOLE            N/A     638,800
SECURITY CAP U S RLTY           SPONSORED ADR   814136206       10,115  719,300         SH      SOLE            N/A     719,300
SOLUTIA INC                     COM             834376105       14,238  922,300         SH      SOLE            N/A     922,300
SONESTA INTL HOTELS CORP        CL A            835438409       91      11,902          SH      SOLE            N/A     11,902
SOUND FED BANCORP               COM             83607T109       2,675   293,100         SH      SOLE            N/A     293,100
STAGE STORES INC                COM             85254C107       1,613   697,600         SH      SOLE            N/A     697,600
STEWART ENTERPRISES INC         CL A            860370105       30,832  6,490,875       SH      SOLE            N/A     6,490,875
TELEDYNE TECHNOLOGIES INC       COM             879360105       3,501   371,000         SH      SOLE            N/A     371,000
TENNECO AUTOMOTIVE INC          COM             880349105       21,461  2,304,510       SH      SOLE            N/A     2,304,510
THERMEDICS INC                  COM             883901100       850     156,300         SH      SOLE            N/A     156,300
UCAR INTL INC                   COM             90262K109       22,877  1,284,300       SH      SOLE            N/A     1,284,300
VENTAS INC                      COM             92276F100       30,646  7,318,446       SH      SOLE            N/A     7,318,446
WALTER INDS INC                 COM             93317Q105       20,591  1,904,400       SH      SOLE            N/A     1,904,400
WEST ESSEX BANCORP              COM             952698108       2,097   223,700         SH      SOLE            N/A     223,700
WILLOW GROVE BANCORP INC        COM             97111E101       616     68,900          SH      SOLE            N/A     68,900
WORONOCO BANCORP INC            COM             981630106       2,499   258,000         SH      SOLE            N/A     258,000



TOTAL REPORT                                                  695,040



